Shareholder Report, Holdings (Details) - C000202340	Dec. 31, 2025
A
Holdings [Line Items]
Percent of Total Investments	2.40%
BBB/Baa
Holdings [Line Items]
Percent of Total Investments	2.40%
BB/Ba
Holdings [Line Items]
Percent of Total Investments	43.40%
B
Holdings [Line Items]
Percent of Total Investments	42.70%
CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.70%
N/R
Holdings [Line Items]
Percent of Total Investments	0.40%